Segment and geographic information - Narrative (Details) $ in Thousands	9 Months Ended	12 Months Ended	15 Months Ended
	Sep. 30, 2021 segment	Dec. 31, 2022 USD ($) source	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Segment Reporting [Abstract]
Number of geographical divisions (in segments) | segment	4		3
Number of revenue sources | source		2
Property and equipment | $		$ 856,085	$ 856,085	$ 743,533